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    INSTITUTIONAL GOVERNMENT MONEY MARKET FUND REPORT

    SEMI-ANNUAL
    REPORT

    FOR THE SIX MONTHS
    ENDED APRIL 30, 1998

                                    TRUSTEES
                                  AND OFFICERS

                              Dwight E. Vicks, Jr.
                              Chairman and Trustee

                                John T. O'Neill
                              President, Treasurer
                                  and Trustee

                                Louis DeThomasis,
                                 F.S.C., Ph.D.
                                    Trustee

                                Donald B. Miller
                                    Trustee

                                 James M. Seed
                                    Trustee

                              Bradford S. Wellman
                                    Trustee

                                    W. Bruce
                              McConnel, III, Esq.
                                   Secretary

                                 Jylanne Dunne
                                Vice President &
                              Assistant Treasurer

                               INVESTMENT ADVISOR

                                Fleet Investment
                                 Advisors Inc.
                                75 State Street
                                   Boston, MA
                                     02109

                                  DISTRIBUTOR

                                   First Data
                               Distributors, Inc.
                              4400 Computer Drive
                                  Westborough,
                              Massachusetts 01581

                                 ADMINISTRATOR

                    First Data Investor Services Group, Inc.
                              4400 Computer Drive
                                  Westborough,
                            Massachusetts 01581-5108

THE GALAXY FUND

Institutional Government Money Market Fund
PORTFOLIO OF INVESTMENTS
April 30, 1998 (unaudited)

                                                                                                                           Value
 Par Value                                                                                                               (Note 2)
----------                                                                                                               ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 82.46%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.11%
$8,000,000    5.44% 05/06/98 (A)...................................................................................... $ 7,993,956
 5,000,000    5.40% 05/11/98 (A)......................................................................................   4,992,486
 5,000,000    5.41% 07/10/98 (A)......................................................................................   4,947,451
 7,000,000    5.40% 07/17/98 (A)......................................................................................   6,919,150
 2,000,000    5.37% 08/12/98..........................................................................................   1,998,557
 5,000,000    5.37% 08/18/98 (A)......................................................................................   4,918,704
                                                                                                                        ----------
                                                                                                                        31,770,304
                                                                                                                       -----------
              FEDERAL HOME LOAN MORTGAGE CORPORATION (A) - 22.03%
 1,000,000    5.40% 05/20/98..........................................................................................     997,150
 5,000,000    5.42% 05/29/98..........................................................................................   4,978,922
 7,000,000    5.40% 06/10/98..........................................................................................   6,958,000
 7,000,000    5.42% 06/19/98..........................................................................................   6,948,550
 7,000,000    5.40% 07/15/98..........................................................................................   6,921,250
                                                                                                                       -----------
                                                                                                                        26,803,872
                                                                                                                       -----------
              UNITED STATES TREASURY NOTES - 16.43%
15,000,000    6.13% 05/15/98..........................................................................................  15,004,682
 5,000,000    6.00% 05/31/98..........................................................................................   5,001,518
                                                                                                                       -----------
                                                                                                                        20,006,200
                                                                                                                       -----------
              FEDERAL HOME LOAN BANK (A) - 12.16%
 4,925,000    5.43% 05/01/98..........................................................................................   4,925,000
 5,000,000    5.43% 05/06/98..........................................................................................   4,996,229
 5,000,000    5.32% 10/16/98..........................................................................................   4,875,868
                                                                                                                       -----------
                                                                                                                        14,797,097
                                                                                                                       -----------
              FEDERAL FARM CREDIT BANK (A) - 5.73%
 7,000,000    5.39% 05/29/98..........................................................................................   6,970,654
                                                                                                                       -----------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ........................................................... 100,348,127
              (Cost $100,348,127)                                                                                      -----------

       REPURCHASE AGREEMENT - 17.38%
21,146,000    Merrill Lynch Government Securities, Inc.
              5.375%, 05/01/98, Dated 04/30/98
              Repurchase Price $21,149,157
              (Collateralized by U.S. Treasury Note
              6.63%, Due 2002, Total Par $20,790,000
              Market Value $21,569,625)...............................................................................  21,146,000
                                                                                                                       -----------
              TOTAL REPURCHASE AGREEMENT..............................................................................  21,146,000
              (Cost $21,146,000)                                                                                       -----------

                                            See Notes to Financial Statements.

THE GALAXY FUND

Institutional Government Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                                                                           Value
 Shares                                                                                                                  (Note 2)
----------                                                                                                               ---------

INVESTMENT COMPANY - 0.12%
   151,612    Federated U.S Treasury Cash Reserve..................................................................... $    151,612
                                                                                                                       ------------
              TOTAL INVESTMENT COMPANY................................................................................      151,612
              (Cost $151,612)                                                                                          ------------


TOTAL INVESTMENTS - 99.96%............................................................................................  121,645,739
(Cost $121,645,739)*                                                                                                   ------------


NET OTHER ASSETS AND LIABILITIES - 0.04%..............................................................................       46,295
                                                                                                                       ------------
NET ASSETS - 100.00%.................................................................................................. $121,692,034
                                                                                                                       ============

-------------------------------------------
*  Aggregate cost for Federal tax purposes.
(A) Discount yields at time of purchase.

                                            See Notes to Financial Statements.

THE GALAXY FUND

Institutional Government Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (unaudited)

ASSETS:
 Investments
  Investments at amortized cost (Note 2).................................................................  $100,499,739
  Repurchase agreement...................................................................................    21,146,000
                                                                                                           ------------
   Total Investments at value............................................................................   121,645,739
 Cash....................................................................................................           912
 Interest and dividend receivable .......................................................................       609,922
 Deferred organizational expense (Note 2)................................................................           429
 Receivable from Investment Advisor (Note 4).............................................................         5,400
                                                                                                           ------------
  Total Assets ..........................................................................................   122,262,402
                                                                                                           ------------

LIABILITIES:
 Dividends payable ......................................................................................       526,153
 Advisory fee payable (Note 3)...........................................................................        10,709
 Payable to Administrator (Note 3).......................................................................         8,651
 Trustees' fees and expenses payable (Note 3)............................................................         6,342
 Accrued expenses and other payables.....................................................................        18,513
                                                                                                           ------------
  Total Liabilities......................................................................................       570,368
                                                                                                           ------------
NET ASSETS ..............................................................................................  $121,692,034
                                                                                                           ============

NET ASSETS consist of:
 Par value (Note 5)......................................................................................  $    121,692
 Paid-in capital in excess of par value..................................................................   121,570,524
 Undistributed net investment income.....................................................................         4,972
 Accumulated net realized (loss) on investments sold.....................................................        (5,154)
                                                                                                           ------------
TOTAL NET ASSETS.........................................................................................  $121,692,034
                                                                                                           ============

Shares of beneficial interest outstanding................................................................   121,692,216

NET ASSET VALUE,
 offering and redemption price per share
 (Net Assets / Shares Outstanding).......................................................................  $       1.00
                                                                                                           ============

                                            See Notes to Financial Statements.

THE GALAXY FUND

Institutional Government Money Market Fund
STATEMENT OF OPERATIONS
For the six months ended April 30, 1998 (unaudited)

INVESTMENT INCOME:
 Interest (Note 2) ................................................................................................   $  4,030,090
 Dividends (Note 2) ...............................................................................................         55,018
                                                                                                                      ------------
    Total investment income .......................................................................................      4,085,108
                                                                                                                      ------------
EXPENSES:
  Investment advisory fee (Note 3).................................................................................        155,237
  Administration fee (Note 3)......................................................................................         69,373
  Custodian fee....................................................................................................          7,110
  Fund accounting fee (Note 3).....................................................................................         17,512
  Legal fee (Note 3)...............................................................................................          3,663
  Audit fee .......................................................................................................          6,570
  Transfer agent fee (Note 3)  ....................................................................................          2,480
  Trustees' fees and expenses (Note 3).............................................................................          1,821
  Amortization of organization costs (Note 2)  ....................................................................          1,221
  Reports to shareholders .........................................................................................          4,774
  Insurance .......................................................................................................          1,893
  Miscellaneous ...................................................................................................          4,961
                                                                                                                      ------------
    Total expenses before reimbursement/waiver (Note 4)............................................................        276,615
    Less: reimbursement/waiver (Note 4)............................................................................       (121,377)
                                                                                                                      ------------
    Total expenses net of reimbursement/waiver.....................................................................        155,238
                                                                                                                      ------------
NET INVESTMENT INCOME .............................................................................................      3,929,870
                                                                                                                      ------------
NET REALIZED GAIN ON INVESTMENTS SOLD (Note 2).....................................................................         27,132
                                                                                                                      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................................................   $  3,957,002
                                                                                                                      ============


                       See Notes to Financial Statements.

THE GALAXY FUND

Institutional Government Money Market Fund
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Six months ended           Year ended
                                                                                 April 30, 1998            October 31,
                                                                                  (unaudited)                 1997
                                                                               ------------------       -----------------
NET ASSETS at beginning of period...........................................   $      175,140,909       $     500,927,090
                                                                               ------------------       -----------------
Increase in Net Assets resulting from operations:
  Net investment income.....................................................            3,929,870              17,339,223
  Net realized gain on investments sold.....................................               27,132                  28,949
                                                                               ------------------       -----------------
    Net increase in net assets resulting from operations....................            3,957,002              17,368,172
                                                                               ------------------       -----------------
Dividends to shareholders from:
  Net investment income ....................................................           (3,929,868)            (17,339,223)
                                                                               ------------------       -----------------

Share Transactions:

  Net proceeds from sales of shares.........................................          228,422,271           1,530,804,105
  Issued to shareholders in reinvestment of dividends.......................              104,775               1,312,718
  Cost of shares repurchased................................................         (282,003,055)         (1,857,931,953)
                                                                               ------------------       -----------------
    Net (decrease) from share transactions..................................          (53,476,009)           (325,815,130)
                                                                               ------------------       -----------------
      Net (decrease) in net assets..........................................          (53,448,875)           (325,786,181)
                                                                               ------------------       -----------------

NET ASSETS at end of period (including line A)..............................   $      121,692,034       $     175,140,909
                                                                               ==================       =================

(A) Undistributed net investment income ....................................   $            4,972       $           4,970
                                                                               ==================       =================

OTHER INFORMATION:
Share Tramsactions:
  Sold......................................................................          228,422,271           1,530,804,105
  Issued to shareholders in reinvestment of dividends.......................              104,775               1,312,718
  Repurchased...............................................................         (282,003,055)         (1,857,931,953)
                                                                               ------------------       -----------------
    Net (decrease) in shares outstanding....................................          (53,476,009)           (325,815,130)
                                                                               ==================       =================


                       See Notes to Financial Statements.

THE GALAXY FUND

Institutional Government Money Market Fund(1)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                            Six months ended     Years ended October 31,
                                                             April 30, 1998      ------------------------
                                                              (unaudited)           1997          1996
                                                               ----------        ----------    ----------

Net Asset Value, Beginning of Period........................   $     1.00        $     1.00    $     1.00
                                                               ----------        ----------    ----------
Income from Investment Operations:
  Net investment income (A).................................         0.03              0.05          0.05
  Net realized and unrealized gain (loss) on investments....           --                --            --
                                                               ----------        ----------    ----------
    Total from Investment Operations:.......................         0.03              0.05          0.05
                                                               ----------        ----------    ----------
Less Dividends:
  Dividends from net investment income......................        (0.03)            (0.05)        (0.05)
  Dividends from net realized capital gains.................           --                --            --
                                                               ----------        ----------    ----------
    Total Dividends:........................................        (0.03)            (0.05)        (0.05)
                                                               ----------        ----------    ----------
Net increase (decrease) in net asset value..................           --                --            --
                                                               ----------        ----------    ----------
Net Asset Value, End of Period..............................        $1.00        $     1.00    $     1.00
                                                               ==========        ==========    ==========
Total Return................................................         2.56%**           5.09%         5.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...........................   $  121,692        $  175,141    $  500,927
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver....................................         5.06%*            4.94%         5.00%
  Operating expenses including reimbursement/waiver.........         0.20%*            0.19%         0.19%
  Operating expenses excluding reimbursement/waiver.........         0.36%*            0.33%         0.33%

                                                                      Years ended October 31,
                                                                  1995        1994        1993(2)
Net Asset Value, Beginning of Period........................   $     1.00   $     1.00   $    1.00
                                                               ----------   ----------   ---------
Income from Investment Operations:
  Net investment income (A).................................         0.05         0.04        0.02
  Net realized and unrealized gain (loss) on investments....           --           --          --
                                                               ----------   ----------   ---------
    Total from Investment Operations:.......................         0.05         0.04        0.02
                                                               ----------   ----------   ---------
Less Dividends:
  Dividends from net investment income......................        (0.05)       (0.04)      (0.02)
  Dividends from net realized capital gains.................           --           --          --
                                                               ----------   ----------   ---------
    Total Dividends:........................................        (0.05)       (0.04)      (0.02)
                                                               ----------   ----------   ---------
Net increase (decrease) in net asset value..................           --           --          --
                                                               ----------   ----------   ---------
Net Asset Value, End of Period..............................   $     1.00  $      1.00   $    1.00
                                                               ==========  ===========   =========

Total Return................................................         5.53%        3.56%       1.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...........................   $  506,692   $  326,225   $ 158,890
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver....................................         5.38%        3.63%       2.85%*
  Operating expenses including reimbursement/waiver.........         0.17%        0.17%       0.14%*
  Operating expenses excluding reimbursement/waiver.........         0.33%        0.39%       0.46%*

---------------------------------------------------
*   Annualized.
**  Not Annualized.
(1) The Fund was formerly known as the Institutional Treasury Money Market Fund.
(2) The Fund commenced operations on April 15, 1993.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the six months ended April 30, 1998 (unaudited), the years ended October 31, 1997, 1996, 1995 and 1994 and the period ended October 31, 1993 were $0.03, $0.05, $0.05, $0.05, $0.04 and $0.01, respectively.

                       See Notes to Financial Statements.

THE GALAXY FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)


1. Organization

 The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-six managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund (formerly known as Institutional Treasury Money Market Fund) (the "Fund") only.

2. Significant Accounting Policies

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

 Portfolio Valuation: Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

 Dividends to Shareholders: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

 Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

 Federal Income Taxes: The Trust treats the Fund as a separate entity for federal income tax purposes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

 Expenses: The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

 Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. The Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

 Organization Costs: The Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the Fund's commencement of operation. In the event that

THE GALAXY FUND

(unaudited)


any of the initial shares purchased by the Fund's sponsor are redeemed during such period by any holder thereof, the Fund will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. Investment Advisory, Administration and Other Fees

 The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Fund (see Note 4).

 The Trust and First Data Investor Services Group, Inc. ("Investor Services Group" or "Fleet"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Fund and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion. In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. Pursuant to these fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

 First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, acts as the distributor of the Trust's shares.

 Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective March 5, 1998, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to March 5, 1998, each trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

 In addition, each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Expenses for the six months ended April 30, 1998 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4. Waiver of Fees and Reimbursement of Expenses

 Fleet and/or Investor Services Group voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Fund would not exceed certain expense limitations. For the six months ended April 30, 1998, fees waived amounted to $109,129 and expenses reimbursed amounted to $12,248 with respect to the Fund. The respective parties, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at anytime.

5. Shares of Beneficial Interest

 The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Fund, each with a par value of $0.001. The Trust's shares are classified into twenty-seven classes of shares consisting of one or more series of shares including: Class S - Institutional Government Money Market Fund.

THE GALAXY FUND

(unaudited)


6 CAPITAL LOSS CARRYFORWARD

 As of October 31, 1997, the Fund had capital loss carryforwards of $10,327 expiring in 2002 and $21,856 expiring in 2004.

7. Results of Special Meeting of Shareholders of the
   Institutional Treasury Money Market Fund

 At a special meeting of shareholders of the Galaxy Institutional Treasury Money Market Fund held on February 26, 1998, shareholders of the Fund approved a change in the Fund's fundamental investment limitation with respect to the making of loans to permit the Fund to enter into repurchase agreements. The results of the shareholder vote were as follows:

       For          Against        Abstain
       ---          -------        -------
   79,515,189          0          1,790,128


 As a result of the foregoing approval and the approval by the Board of Trustees of changes to certain other non-fundamental investment policies, the Fund changed its name to Institutional Government Money Market Fund effective February 28, 1998.

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
This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund, which contains more information concerning the Fund's investment policies, as well as fees and expenses and other pertinent information. Read the prospectus carefully before you invest.


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the Fund are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the Fund, when redeemed, may be worth more or less than their original cost. An investment in the Fund involves investment risks, including the possible loss of principal amount invested. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.




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